Share capital and Contributed Surplus - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Sep. 30, 2024 share $ / shares	Sep. 30, 2023 share $ / shares	Sep. 30, 2022 share $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding, beginning of the period | share	38,992	5,711	5,953
Number of share options granted | share		34,000	950
Number of share options exercised | share		(112)
Number of share options cancelled | share	(13,181)	(607)	(1,192)
Options outstanding, end of the period | share	25,811	38,992	5,711
Number of share options exercisable | share	14,061
Weighted average exercise price, beginning of the period | $ / shares	$ 28	$ 838.7	$ 959
Weighted average exercise price of share options granted | $ / shares		25.9	695.9
Weighted average exercise price of share options exercised | $ / shares		36
Weighted average exercise price of share options cancelled | $ / shares	31.1	706.5	1,317.6
Weighted average exercise price, end of the period | $ / shares	26.44	$ 28	$ 838.7
Weighted average exercise price of share options exercisable | $ / shares	$ 27.23